OTHER REAL ESTATE OWNED (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Schedule of Other Real Estate Owned

Changes in other real estate owned are as follows (dollars in thousands):

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2015	2014	2015	2014
Balance, beginning of period	$3,166	$11,445	$7,137	$16,083
Assets foreclosed	1,485	1,321	1,530	1,321
Write-down of other real estate owned	—	(44)	(182)	(729)
Net gain (loss) on sales of other real estate owned	26	(173)	(260)	(235)
Capitalized additions to other real estate owned	—	—	39	423
Proceeds from sale of other real estate owned	(1,653)	(4,400)	(5,240)	(8,714)

Balance, end of period	$3,024	$8,149	$3,024	$8,149

Changes in other real estate owned are as follows:

	December 31,
	2014	2013
	(dollars in thousands)
Balance at beginning of period	$16,083	$10,517
Assets foreclosed	1,321	25,029
Write-down of other real estate owned	(1,190)	(2,373)
Net gain (loss) on sales of other real estate owned	(278)	737
Proceeds from sales of other real estate owned	(8,799)	(17,827)

Balance at end of period	$7,137	$16,083

Expenses Applicable to Other Real Estate Owned

Expenses applicable to other real estate owned include the following (dollars in thousands):

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2015	2014	2015	2014
Net loss (gain) on sales of other real estate owned	$(26)	$173	$260	$235
Write-down of other real estate owned	—	44	182	729
Operating expenses, net of rental income	88	90	18	175

	$62	$307	$460	$1,139

Expenses applicable to other real estate owned include the following:

	December 31,
	2014	2013
	(dollars in thousands)
Net loss (gain) on sales of other real estate owned	$278	$(737)
Write-down of other real estate owned	1,190	2,373
Operating expenses, net of rental income	130	581

	$1,598	$2,217